Income Taxes - Details Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member] Australia	Dec. 31, 2012 Successor [Member] Australia	Dec. 31, 2011 Successor [Member] United States	Dec. 31, 2012 Successor [Member] United States	Dec. 31, 2011 Successor [Member] Other [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 31, 2011 Predecessor [Member] Australia	Dec. 31, 2010 Predecessor [Member] Australia	Jan. 31, 2011 Predecessor [Member] United States	Dec. 31, 2010 Predecessor [Member] United States	Jan. 31, 2011 Predecessor [Member] Other [Member]	Dec. 31, 2010 Predecessor [Member] Other [Member]
Schedule Of Income Taxes [Line Items]
Income Loss from Continuing Operations		$ 1,060	$ (44)	$ 1,164	$ 262	$ 1,008	$ 70	$ 1,019	$ 120	$ 10	$ 72	$ (21)	$ 632	$ 7	$ 107	$ 2	$ 497	$ (10)	$ 28	$ 15